AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

December 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 66.6%
Information Technology – 18.0%
Communications Equipment – 0.3%
Accton Technology Corp.	13,000	$490,581

Electronic Equipment, Instruments & Components – 1.9%
Chroma ATE, Inc.	3,000	74,201
Delta Electronics, Inc.	81,200	2,476,922
Hon Hai Precision Industry Co., Ltd.	12,000	87,964
Tripod Technology Corp.	19,000	191,736
Yageo Corp.	5,000	36,650

		2,867,473

IT Services – 0.5%
HCL Technologies Ltd.	21,142	381,355
Infosys Ltd.	16,707	300,874

		682,229

Semiconductors & Semiconductor Equipment – 9.9%
ASE Technology Holding Co., Ltd.	28,000	220,778
MediaTek, Inc.	3,000	136,216
Novatek Microelectronics Corp.	7,000	83,227
Realtek Semiconductor Corp.	34,100	529,459
SK hynix, Inc.	5,548	2,512,568
SK hynix, Inc. (GDR)(a)	740	334,928
Taiwan Semiconductor Manufacturing Co., Ltd.	223,750	10,998,943
United Microelectronics Corp.	62,000	96,818

		14,912,937

Technology Hardware, Storage & Peripherals – 5.4%
Asustek Computer, Inc.	66,100	1,148,998
Lenovo Group Ltd. - Class H	64,000	76,108
Lite-On Technology Corp.	6,000	31,214
Samsung Electronics Co., Ltd.	77,395	6,486,854
Samsung Electronics Co., Ltd. (Preference Shares)	2,978	184,847
Wiwynn Corp.	1,000	142,467

		8,070,488

		27,023,708

Financials – 16.1%
Banks – 10.7%
Absa Group Ltd.	7,245	104,711
Abu Dhabi Islamic Bank PJSC	86,106	486,298
Agricultural Bank of China Ltd. - Class H	122,000	90,759
Alior Bank SA	2,718	83,426
Banco Bilbao Vizcaya Argentaria SA	8,278	194,179
Bank of Baroda	273,081	901,479
Bank of Jiangsu Co., Ltd. - Class A	60,800	90,645
Bank of Shanghai Co., Ltd. - Class A	50,400	72,972
Bank Polska Kasa Opieki SA	38,919	2,207,550
Bank Rakyat Indonesia Persero Tbk PT	343,900	75,316
Canara Bank	752,583	1,297,934
China CITIC Bank Corp., Ltd. - Class H	117,000	104,406
China Construction Bank Corp. - Class H	351,000	347,424
Commercial International Bank - Egypt (CIB)	41,278	89,133
CTBC Financial Holding Co., Ltd.	67,000	107,052
Dubai Islamic Bank PJSC	35,733	90,167
Emirates NBD Bank PJSC	167,391	1,269,305
Grupo Financiero Banorte SAB de CV	224,080	2,076,108
HDFC Bank Ltd.	4,347	48,021
ICICI Bank Ltd.	173,649	2,598,932
Indian Bank	10,329	96,207
Itau Unibanco Holding SA (Preference Shares)	319,887	2,286,191
Komercni Banka AS	430	24,243
Metropolitan Bank & Trust Co.	23,550	27,420
Moneta Money Bank AS(a)	10,101	94,927
NU Holdings Ltd./Cayman Islands - Class A(b)	4,234	70,877
Piraeus Bank SA(b)	94,168	751,866
Sberbank of Russia PJSC(b) (c) (d) (e)	138,696	0

Company	Shares	U.S. $ Value

SCB X PCL	22,200	$97,946
SinoPac Financial Holdings Co., Ltd.	236	215
Standard Chartered PLC	1,502	36,649
State Bank of India	20,893	228,737
Turkiye Garanti Bankasi AS	13,446	44,835

		16,095,930

Capital Markets – 2.5%
Banco BTG Pactual SA	97,900	937,869
HDFC Asset Management Co., Ltd.(a)	75,563	2,249,980
Korea Investment Holdings Co., Ltd.	834	93,904
NH Investment & Securities Co., Ltd.	6,563	96,119
Samsung Securities Co., Ltd.	3,340	174,861
SooChow Securities Co., Ltd. - Class A	73,300	95,246
XP, Inc. - Class A	4,658	76,252

		3,724,231

Consumer Finance – 0.2%
Muthoot Finance Ltd.	4,705	199,457
Shriram Finance Ltd.	10,011	111,165

		310,622

Financial Services – 0.1%
Far East Horizon Ltd. - Class H	90,000	92,989
Power Finance Corp., Ltd.	23,548	93,146

		186,135

Insurance – 2.6%
BB Seguridade Participacoes SA	14,000	92,479
Caixa Seguridade Participacoes S/A	30,400	92,099
China Pacific Insurance Group Co., Ltd. - Class A	11,100	66,736
China Pacific Insurance Group Co., Ltd. - Class H	22,600	102,491
New China Life Insurance Co., Ltd. - Class A	20,300	202,900
New China Life Insurance Co., Ltd. - Class H	92,800	650,229
Old Mutual Ltd.	73,831	66,430
People’s Insurance Co. Group of China Ltd. (The) - Class H	589,000	511,662
PICC Property & Casualty Co., Ltd. - Class H	850,000	1,787,047
Ping An Insurance Group Co. of China Ltd. - Class H	25,500	214,193
Powszechny Zaklad Ubezpieczen SA	5,294	97,989

		3,884,255

		24,201,173

Communication Services – 8.7%
Diversified Telecommunication Services – 0.5%
Emirates Integrated Telecommunications Co. PJSC	4,343	11,588
KT Corp. (Sponsored ADR)	31,880	604,764
LG Uplus Corp.	8,812	90,044

		706,396

Entertainment – 1.7%
37 Interactive Entertainment Network Technology
Group Co., Ltd. - Class A	31,600	106,950
International Games System Co., Ltd.	3,000	68,831
NetEase, Inc. - Class H	87,100	2,397,445

		2,573,226

Interactive Media & Services – 5.0%
NAVER Corp.	4,045	679,971
Tencent Holdings Ltd. - Class H	88,800	6,814,826

		7,494,797

Media – 0.1%
Cheil Worldwide, Inc.	5,929	86,357

Wireless Telecommunication Services – 1.4%
Advanced Info Service PCL	1,400	13,909
Etihad Etisalat Co.	10,133	178,040
Maxis Bhd	85,000	79,332
Mobile Telecommunications Co. KSCP	54,377	91,688
SK Telecom Co., Ltd.	2,469	91,670
TIM SA/Brazil	446,700	1,733,628

		2,188,267

		13,049,043

Company	Shares	U.S. $ Value

Consumer Discretionary – 5.9%
Automobile Components – 0.4%
Huayu Automotive Systems Co., Ltd. - Class A	207,700	$595,421

Automobiles – 1.9%
Bajaj Auto Ltd.	912	94,863
Eicher Motors Ltd.	1,183	96,319
Ford Otomotiv Sanayi AS	43,280	93,313
Hero MotoCorp Ltd.	13,497	866,003
Kia Corp.	18,601	1,576,872
TVS Motor Co., Ltd.	2,302	95,396

		2,822,766

Broadline Retail – 0.9%
Alibaba Group Holding Ltd. - Class H	67,300	1,235,693
PDD Holdings, Inc. (ADR)(b)	801	90,825

		1,326,518

Hotels, Restaurants & Leisure – 0.7%
OPAP SA	50,354	1,130,262

Household Durables – 1.0%
Hisense Visual Technology Co., Ltd. - Class A	97,400	339,210
Midea Group Co., Ltd. - Class A	106,800	1,196,259

		1,535,469

Specialty Retail – 0.7%
Abu Dhabi National Oil Co. for Distribution PJSC	21,822	23,172
Chow Tai Fook Jewellery Group Ltd. - Class H	43,600	69,658
MR DIY Group M Bhd(a)	28,000	10,542
Petronas Dagangan Bhd	8,200	40,310
Pop Mart International Group Ltd. - Class H(a)	35,200	849,261

		992,943

Textiles, Apparel & Luxury Goods – 0.3%
Bosideng International Holdings Ltd. - Class H	610,000	350,004
Yue Yuen Industrial Holdings Ltd. - Class H	37,000	75,868

		425,872

		8,829,251

Industrials – 4.9%
Aerospace & Defense – 0.1%
Hanwha Aerospace Co., Ltd.	76	49,632
Hindustan Aeronautics Ltd.(a)	1,667	81,481

		131,113

Construction & Engineering – 0.1%
United Integrated Services Co., Ltd.	3,000	90,880

Electrical Equipment – 0.8%
Contemporary Amperex Technology Co., Ltd. - Class A	9,400	495,151
HD Hyundai Electric Co., Ltd.	167	89,687
Polycab India Ltd.	522	44,170
Sungrow Power Supply Co., Ltd. - Class A	22,800	559,041
Zhejiang Chint Electrics Co., Ltd. - Class A	17,300	69,138

		1,257,187

Ground Transportation – 0.0%
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	117,100	68,605

Industrial Conglomerates – 0.1%
Astra International Tbk PT	228,100	91,549
Jardine Matheson Holdings Ltd.	115	7,848
Sime Darby Bhd	189,300	100,218

		199,615

Company	Shares	U.S. $ Value

Machinery – 1.9%
Ashok Leyland Ltd.	40,837	$81,406
Cummins India Ltd.	1,860	91,643
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,337	941,607
Weichai Power Co., Ltd. - Class A	13,600	33,529
Yutong Bus Co., Ltd. - Class A	362,099	1,697,388

		2,845,573

Marine Transportation – 0.3%
COSCO SHIPPING Holdings Co., Ltd. - Class A	44,600	97,032
COSCO SHIPPING Holdings Co., Ltd. - Class H	51,500	90,925
Evergreen Marine Corp. Taiwan Ltd.	15,000	90,487
Orient Overseas International Ltd. - Class H	5,000	80,620
Yang Ming Marine Transport Corp.	54,000	95,483

		454,547

Passenger Airlines – 1.5%
Eva Airways Corp.	24,000	27,908
Latam Airlines Group SA (ADR)(b)	39,923	2,156,241

		2,184,149

Professional Services – 0.0%
HeadHunter Group PLC (ADR)(b) (c) (d)	18,930	0

Transportation Infrastructure – 0.1%
Grupo Aeroportuario del Sureste SAB de CV	1,945	62,746
International Container Terminal Services, Inc.	13,340	128,014

		190,760

		7,422,429

Materials – 4.8%
Chemicals – 1.0%
Fufeng Group Ltd. - Class H	38,000	38,570
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	16,467	90,366
PhosAgro PJSC (GDR REG S)(b) (c) (d) (f)	4,393	0
PhosAgro PJSC (GDR)(b) (c) (d) (f)	28	0
SABIC Agri-Nutrients Co.	2,981	87,895
Yunnan Yuntianhua Co., Ltd. - Class A	272,500	1,304,940

		1,521,771

Construction Materials – 0.0%
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	51,200	99,812

Metals & Mining – 3.8%
Aluminum Corp. of China Ltd. - Class A	34,200	59,784
China Hongqiao Group Ltd. - Class H(b)	449,000	1,885,676
CMOC Group Ltd. - Class A	36,500	104,670
CMOC Group Ltd. - Class H	15,000	37,268
Gold Fields Ltd.	1,138	49,620
Gold Fields Ltd. (Sponsored ADR)	13,630	595,086
Harmony Gold Mining Co., Ltd.	4,370	87,671
Henan Shenhuo Coal Industry & Electricity Power Co., Ltd. - Class A	25,300	99,527
Hindustan Zinc Ltd.	16,690	113,785
Jiangxi Copper Co., Ltd. - Class A	10,000	78,692
Kumba Iron Ore Ltd.	4,651	98,714
MMC Norilsk Nickel PJSC (ADR)(b) (c) (d)	3,568	0
NMDC Ltd.	107,697	99,696
Polyus PJSC (GDR)(b) (c) (d) (e)	284	0
Saudi Arabian Mining Co.(b)	5,169	83,962
Shandong Nanshan Aluminum Co., Ltd. - Class A	266,700	205,591
Vedanta Ltd.	15,653	105,319
Western Mining Co., Ltd. - Class A	25,800	102,272
Zijin Mining Group Co., Ltd. - Class A	151,700	748,039
Zijin Mining Group Co., Ltd. - Class H	246,000	1,126,295

		5,681,667

		7,303,250

Company	Shares	U.S. $ Value

Energy – 4.3%
Oil, Gas & Consumable Fuels – 4.3%
Alamtri Resources Indonesia Tbk PT	841,700	$91,214
Bharat Petroleum Corp., Ltd.	315,331	1,348,899
Coal India Ltd.	8,066	35,830
Ecopetrol SA	182,781	90,430
Gazprom PJSC(b) (c) (d) (e)	153,780	0
Guanghui Energy Co., Ltd. - Class A	25,900	18,254
HD Hyundai Co., Ltd.	629	82,330
Hindustan Petroleum Corp., Ltd.	18,507	102,873
LUKOIL PJSC(b) (c) (d) (e)	18,789	0
ORLEN SA	79,599	2,125,034
PetroChina Co., Ltd. - Class H	2,066,000	2,226,940
Petroleo Brasileiro SA - Petrobras	4,900	29,091
Petroleo Brasileiro SA - Petrobras (Preference Shares)	17,700	99,358
PTT Exploration & Production PCL	1,600	5,739
Turkiye Petrol Rafinerileri AS	19,967	85,656
United Tractors Tbk PT	34,900	61,704

		6,403,352

Real Estate – 2.1%
Real Estate Management & Development – 2.1%
Aldar Properties PJSC	58,058	137,408
Emaar Development PJSC	272,873	1,125,194
Emaar Properties PJSC	505,407	1,928,908

		3,191,510

Health Care – 1.2%
Health Care Providers & Services – 0.0%
Sinopharm Group Co., Ltd. - Class H	9,200	23,005

Pharmaceuticals – 1.2%
Lupin Ltd.	3,962	92,998
Sino Biopharmaceutical Ltd. - Class H	2,170,000	1,726,534

		1,819,532

		1,842,537

Consumer Staples – 0.4%
Food & Staples Retailing – 0.0%
Magnit PJSC(b) (c) (d) (e)	1,178	0

Food Products – 0.4%
AVI Ltd.	78,082	497,443
MBRF Global Foods Co. SA	25,100	91,518
Nestle Malaysia Bhd	1,500	42,139
Uni-President China Holdings Ltd. - Class H	8,000	8,357

		639,457

		639,457

Utilities – 0.2%
Electric Utilities – 0.2%
CEZ AS	883	55,574
Korea Electric Power Corp.	2,683	88,055
Manila Electric Co.	9,510	92,784

		236,413

Independent Power and Renewable Electricity Producers – 0.0%
Huaneng Power International, Inc. - Class H	114,000	84,013

		320,426

Total Common Stocks (cost $73,515,654)		100,226,136

	Principal Amount (000)		U.S. $ Value

FIXED INCOME – 23.2%
Sovereign Bonds – 14.2%
Angolan Government International Bond 8.00%, 11/26/2029(a)	U.S.$	740	$722,809
Argentine Republic Government International Bond 0.75%, 07/09/2030(g)		385	328,006
1.00%, 07/09/2029		142	126,234
4.125%, 07/09/2035(g)		523	389,112
5.00%, 01/09/2038(g)		654	507,934
Brazilian Government International Bond 5.50%, 02/04/2033		200	197,150
7.125%, 05/13/2054		400	396,700
CBB International Sukuk Programme Co. WLL 5.87%, 02/06/2034(a)		242	240,887
Chile Electricity Lux MPC II SARL 5.58%, 10/20/2035(a)		196	201,245
Colombia Government International Bond 5.625%, 02/19/2036	EUR	151	166,586
6.50%, 11/26/2038		112	127,345
8.00%, 04/20/2033	U.S.$	200	215,000
8.00%, 11/14/2035		444	472,971
Costa Rica Government International Bond 7.16%, 03/12/2045(a)		200	221,626
Dominican Republic International Bond 4.875%, 09/23/2032(a)		150	144,358
5.95%, 01/25/2027(a)		355	358,550
6.00%, 02/22/2033(a)		219	224,300
6.95%, 03/15/2037(a)		560	602,280
8.625%, 04/20/2027(a)		133	137,667
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a)		374	380,358
Ecuador Government International Bond 6.90%, 07/31/2030(a) (g)		309	305,555
6.90%, 07/31/2035(a) (g)		526	463,446
Egypt Government International Bond 7.05%, 01/15/2032(a)		200	208,126
7.30%, 09/30/2033(a)		353	362,594
7.60%, 03/01/2029(a) (g)		600	638,370
8.50%, 01/31/2047(a)		224	219,548
8.625%, 02/04/2030(a)		260	288,310
El Salvador Government International Bond 8.625%, 02/28/2029(a)		506	538,278
9.65%, 11/21/2054(a)		200	229,000
Ghana Government International Bond Zero Coupon, 07/03/2026(a)		11	10,833
Zero Coupon, 01/03/2030(a)		71	62,696
5.00%, 07/03/2029(a) (g)		167	164,074
5.00%, 07/03/2035(a) (g)		341	311,573
Guatemala Government Bond 6.05%, 08/06/2031(a)		200	208,652
Hazine Mustesarligi Varlik Kiralama AS 6.75%, 09/01/2030(a)		210	219,809
Hungary Government International Bond 5.50%, 03/26/2036(a)		310	309,746
6.75%, 09/25/2052(a)		200	212,000
Israel Government International Bond Series 5Y 5.375%, 02/19/2030		250	258,153
Ivory Coast Government International Bond 5.75%, 12/31/2032(a) (g)		93	93,912
7.625%, 01/30/2033(a)		271	293,103
Jamaica Government International Bond 8.00%, 03/15/2039		208	250,640
Jordan Government International Bond 7.75%, 01/15/2028(a)		330	343,408
Kazakhstan Government International Bond 4.41%, 10/28/2030(a)		295	293,159

	Principal Amount (000)		U.S. $ Value

Lebanon Government International Bond Series 10Y 6.00%, 01/27/2023(a) (b) (h)	U.S.$	36	$8,280
6.85%, 03/23/2027(a) (b) (i)		481	110,630
Series E 6.10%, 10/04/2022(a) (b) (h)		216	49,680
Mexico Government International Bond 5.625%, 09/22/2035		285	281,509
Nigeria Government International Bond 6.125%, 09/28/2028(a)		407	408,722
7.625%, 11/28/2047(a)		200	188,646
8.375%, 03/24/2029(a)		565	601,781
Oman Government International Bond 7.375%, 10/28/2032(a)		200	229,190
Pakistan Government International Bond 8.875%, 04/08/2051(a)		200	196,356
Panama Government International Bond 3.87%, 07/23/2060		370	244,385
4.50%, 04/01/2056		252	188,748
Paraguay Government International Bond 5.40%, 03/30/2050(a)		249	233,033
Republic of Kenya Government International Bond 8.80%, 10/09/2038(a)		200	202,199
Republic of South Africa Government International Bond Series 30Y 5.65%, 09/27/2047		568	480,122
Republic of Uzbekistan International Bond 6.95%, 05/25/2032(a)		448	482,021
Romanian Government International Bond 3.00%, 02/14/2031(a)		94	85,384
3.625%, 03/27/2032(a)		238	217,399
4.00%, 02/14/2051(a)		210	143,350
5.125%, 06/15/2048(a)		186	153,833
5.75%, 09/16/2030(a)		208	214,257
5.75%, 03/24/2035(a)		134	132,352
5.875%, 01/30/2029(a)		160	164,963
7.50%, 02/10/2037(a)		280	309,157
Saudi Government International Bond 3.45%, 02/02/2061(a)		262	166,927
Senegal Government International Bond Series 7Y 7.75%, 06/10/2031(a)		482	284,982
6.75%, 03/13/2048(a)		200	106,500
Sri Lanka Government International Bond 3.35%, 03/15/2033(a) (g)		377	323,186
3.60%, 05/15/2036(a) (g)		55	49,876
3.60%, 02/15/2038(a) (g)		110	99,933
4.00%, 04/15/2028(a)		147	140,874
Suriname Government International Bond 7.70%, 11/06/2030(a)		325	335,806
Trinidad & Tobago Government International Bond 4.50%, 08/04/2026(a)		200	198,200
Turkiye Government International Bond Series 10Y 5.875%, 06/26/2031		328	328,480
Series 31Y 6.625%, 02/17/2045		200	186,200
6.95%, 09/16/2035		200	206,000
7.25%, 05/29/2032		200	212,890
Ukraine Government International Bond Zero Coupon, 02/01/2035(a) (g)		151	85,231
4.50%, 02/01/2029(a) (g)		110	82,534
4.50%, 02/01/2034(a) (g)		209	126,691
4.50%, 02/01/2035(a) (g)		182	108,133
4.50%, 02/01/2036(a) (g)		213	124,834
Venezuela Government International Bond 11.95%, 08/05/2031(a) (b) (i)		265	84,111
12.75%, 08/23/2022(a) (b) (h)		254	80,677

	Principal Amount (000)		U.S. $ Value

Zambia Government International Bond 0.50%, 12/31/2053(a)	U.S.$	132	$93,616
5.75%, 06/30/2033(a) (g)		153	150,607

			21,348,388

Quasi-Sovereign Bonds – 4.0%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(a)		200	185,866
Banco Nacional de Panama 2.50%, 08/11/2030(a)		200	176,828
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)		200	206,042
6.25%, 07/09/2054(a)		230	237,652
Bapco Energies BSC Closed 7.50%, 10/25/2027(a)		259	267,790
Caixa Economica Federal 5.625%, 05/13/2030(a)		200	202,678
Comision Federal de Electricidad Series E 5.00%, 09/29/2036(f)		187	172,893
Corp. Nacional del Cobre de Chile 3.70%, 01/30/2050(a)		200	142,010
5.95%, 01/08/2034(a)		518	540,782
Empresa Nacional del Petroleo 4.50%, 09/14/2047(a)		300	252,231
Pertamina Persero PT 2.30%, 02/09/2031(a)		200	177,625
Petroleos de Venezuela SA 5.375%, 04/12/2027(a) (b) (i)		706	163,024
9.00%, 11/17/2021(a) (b) (h)		128	32,934
Petroleos Mexicanos 5.50%, 06/27/2044		271	204,521
5.625%, 01/23/2046		297	222,156
6.35%, 02/12/2048		462	362,624
6.375%, 01/23/2045		300	240,876
6.50%, 01/23/2029		337	342,897
7.69%, 01/23/2050		75	67,226
8.75%, 06/02/2029		175	187,619
Petronas Capital Ltd. 3.40%, 04/28/2061(a)		322	218,648
5.34%, 04/03/2035(a)		310	322,533
TC Ziraat Bankasi AS 8.00%, 01/16/2029(a)		200	211,936
Transnet/South Africa 8.25%, 02/06/2028(a)		204	215,539
8.25%, 02/06/2028(a)		200	211,313
Turkiye Ihracat Kredi Bankasi AS 6.875%, 07/03/2028(a)		200	206,500
9.00%, 01/28/2027(a)		200	210,062

			5,982,805

Corporate Bonds – 3.4%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)		200	177,400
Aegea Finance SARL 7.625%, 01/20/2036(a)		200	190,919
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		187	174,417
Akbank TAS 7.50%, 01/20/2030(a)		200	211,000
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(a)		200	208,789
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		400	165,108
Champion MTN Ltd. Series E 2.95%, 06/15/2030(a)		200	173,018
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	500	159,918

	Principal Amount (000)		U.S. $ Value

Ecopetrol SA 5.875%, 05/28/2045	U.S.$	120	$89,114
8.375%, 01/19/2036		79	81,022
Empresa Distribuidora Y Comercializadora Norte 9.75%, 10/24/2030(a)		55	53,798
Empresas Publicas de Medellin ESP 8.375%, 11/08/2027(a)	COP	418,000	102,596
Greenko Dutch BV 3.85%, 03/29/2026(a)	U.S.$	346	342,973
Grupo Televisa SAB 6.625%, 01/15/2040		20	17,424
8.50%, 03/11/2032		5	5,291
Leviathan Bond Ltd. 6.75%, 06/30/2030(a)		42	43,107
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		265	256,341
Limak Yenilenebilir Enerji AS 9.625%, 08/12/2030(a)		200	196,126
Medco Cypress Tree Pte. Ltd. 8.625%, 05/19/2030(a)		250	263,750
Muthoot Finance Ltd. 6.375%, 03/02/2030(a)		200	203,313
Navoi Mining & Metallurgical Combinat 6.70%, 10/17/2028(a)		200	206,944
OCP SA 7.50%, 05/02/2054(a)		200	220,996
Orbia Advance Corp. SAB de CV 7.50%, 05/13/2035(a)		200	194,022
Port Of Spain Waterfront Development 7.875%, 02/19/2040(a)		193	192,388
Prosus NV 4.99%, 01/19/2052(a)		200	159,188
Raizen Fuels Finance SA 6.25%, 07/08/2032(a)		200	168,045
Sociedad Quimica y Minera de Chile SA 5.50%, 09/10/2034(a)		200	202,106
Stillwater Mining Co. 4.00%, 11/16/2026(a)		200	198,250
Transportadora de Gas del Sur SA 7.75%, 11/20/2035(a)		41	40,451
Uzauto Motors AJ 7.375%, 11/19/2030(a)		200	200,158
Vale Overseas Ltd. 6.00%, 02/25/2056(a)		200	199,560
Volcan Cia Minera SAA 8.50%, 10/28/2032(a)		77	79,012

			5,176,544

Emerging Markets - Treasuries – 1.0%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2031	BRL	3,030	486,393
Colombian TES Series B 6.25%, 07/09/2036	COP	3,116,900	524,967
Republic of South Africa Government Bond Series 2048 8.75%, 02/28/2048	ZAR	7,532	438,437

			1,449,797

Treasury Bonds – 0.6%
Mexican Bonos Series M 8.00%, 07/31/2053	MXN	8,437	398,873
10.00%, 11/20/2036		9,814	579,773

			978,646

Total Fixed Income (cost $33,701,055)			34,936,180

Company	Shares		U.S. $ Value

PREFERRED STOCKS – 0.0%
Consumer Discretionary – 0.0%
Automobiles – 0.0%
TVS Motor Co., Ltd. 6.00%(b) (c) (d) (cost $0)		6,972	$776

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 9.4%
Treasury Bills – 7.5%
United States – 7.5%
U.S. Treasury Bill Zero Coupon, 01/22/2026(j)	U.S.$	1,700	1,696,633
Zero Coupon, 02/26/2026		6,630	6,593,585
Zero Coupon, 03/26/2026		3,000	2,975,653

Total Treasury Bills (cost $11,263,256)			11,265,871

	Shares

Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.615%(k) (l) (m) (cost $2,388,247)		2,388,247	2,388,247

	Principal Amount (000)

Time Deposits – 0.3%
ANZ, London 1.59%, 01/02/2026	AUD	12	8,106
BBH, New York (0.90)%, 01/05/2026	CHF	1	1,584
Citibank, London 0.81%, 01/02/2026	EUR	33	38,449
2.66%, 01/02/2026	GBP	2	2,120
Citibank, New York 2.98%, 01/02/2026	U.S.$	400	400,000
HSBC, Hong Kong 2.38%, 01/02/2026	HKD	123	15,852
HSBC, Singapore 0.40%, 01/02/2026	SGD	1	747
Nordea, Oslo 2.00%, 01/02/2026	NOK	2	188
Royal Bank of Canada, Toronto 1.08%, 01/02/2026	CAD	4	2,711
SEB, Stockholm (3.79)%, 01/02/2026	SEK	10	1,064
SMBC, Tokyo 0.15%, 01/05/2026	JPY	4,958	31,654
Standard Chartered Bank, Johannesburg 4.55%, 01/02/2026	ZAR	205	12,396

Total Time Deposits (cost $514,871)			514,871

Total Short-Term Investments (cost $14,166,374)			14,168,989

Total Investments Before Security Lending Collateral for Securities Loaned – 99.2% (cost $121,383,083)			149,332,081

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.615%(k) (l) (m) (cost $222,500)	222,500	$222,500

Total Investments – 99.3% (cost $121,605,583)(n)		149,554,581
Other assets less liabilities – 0.6%		916,331

Net Assets – 100.0%		$150,470,912

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	221	March 2026	$15,595,970	$222,105
U.S. 10 Yr Ultra Futures	11	March 2026	1,265,172	(7,539)
U.S. T-Note 2 Yr (CBT) Futures	21	March 2026	4,384,570	(391)
U.S. T-Note 5 Yr (CBT) Futures	20	March 2026	2,186,094	(937)
U.S. T-Note 10 Yr (CBT) Futures	11	March 2026	1,236,812	(10,351)
U.S. Ultra Bond (CBT) Futures	15	March 2026	1,770,000	(38,766)
Sold Contracts
U.S. Long Bond (CBT) Futures	1	March 2026	115,594	1,250

				$165,371

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	CLP	1,970,722	USD	2,095	01/09/2026	$(93,294)
Bank of America NA	USD	1,206	KRW	1,685,503	01/09/2026	(37,742)
Bank of America NA	USD	189	INR	17,261	02/10/2026	2,687
Barclays Bank PLC	CNH	63,589	USD	8,956	01/16/2026	(166,197)
Barclays Bank PLC	PLN	3,378	USD	944	01/22/2026	3,670
Barclays Bank PLC	USD	895	CZK	18,425	01/22/2026	1,333
Barclays Bank PLC	ZAR	33,344	USD	1,982	02/26/2026	(24,167)
BNP Paribas SA	USD	3,020	COP	11,657,456	01/09/2026	59,483
BNP Paribas SA	MXN	20,447	USD	1,126	03/12/2026	(2,142)
Brown Brothers Harriman & Co.	TRY	13,326	USD	305	01/14/2026	(3,121)
Brown Brothers Harriman & Co.	THB	23,630	USD	731	01/15/2026	(19,186)
Brown Brothers Harriman & Co.	CZK	19,060	USD	917	01/22/2026	(10,724)
Citibank NA	BRL	11,101	USD	2,031	01/05/2026	4,762
Citibank NA	BRL	7,530	USD	1,368	01/05/2026	(5,656)
Citibank NA	USD	3,369	BRL	18,631	01/05/2026	31,088
Citibank NA	CNH	7,767	USD	1,107	01/16/2026	(7,672)
Citibank NA	BRL	7,530	USD	1,341	02/03/2026	(22,005)
Citibank NA	USD	2,608	INR	232,079	02/10/2026	(34,062)
Citibank NA	USD	4,781	TWD	147,249	02/12/2026	(100,496)
Deutsche Bank AG	COP	5,710,877	USD	1,490	01/09/2026	(18,815)
Deutsche Bank AG	USD	2,234	HUF	730,622	01/22/2026	(2,143)
Goldman Sachs Bank USA	CLP	611,356	USD	670	01/09/2026	(8,649)
Goldman Sachs Bank USA	USD	1,807	HUF	601,655	01/22/2026	30,245
Goldman Sachs Bank USA	MYR	3,379	USD	820	02/12/2026	(15,124)
Goldman Sachs Bank USA	TWD	104,736	USD	3,330	02/12/2026	335
HSBC Bank USA	USD	1,721	KRW	2,529,285	01/09/2026	32,234
JPMorgan Chase Bank NA	USD	341	PEN	1,148	01/09/2026	1,116
Morgan Stanley Capital Services LLC	BRL	3,572	USD	649	01/05/2026	(2,683)
Morgan Stanley Capital Services LLC	USD	657	BRL	3,572	01/05/2026	(5,512)
Morgan Stanley Capital Services LLC	PEN	590	USD	174	01/09/2026	(1,152)
Morgan Stanley Capital Services LLC	PHP	52,364	USD	896	01/16/2026	7,387
Morgan Stanley Capital Services LLC	IDR	14,214,847	USD	853	01/23/2026	1,760
UBS AG	PLN	14,865	USD	4,073	01/22/2026	(66,704)

						$(471,146)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-EMS Series 44, 5 Year Index, 12/20/2030*	1.00%	Quarterly	1.24%	USD	1,910	$(20,038)	$(28,273)	$8,235

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,420	06/06/2028	1 Day SOFR	3.630%	Annual	$18,173	$-0-	$18,173
USD	1,910	09/13/2029	1 Day SOFR	3.138%	Annual	(21,903)	-0-	(21,903)
BRL	4,176	01/02/2031	1 Day CDI	13.185%	Maturity	(2,247)	-0-	(2,247)
BRL	3,338	01/02/2031	1 Day CDI	13.500%	Maturity	3,049	-0-	3,049
BRL	916	01/02/2031	1 Day CDI	13.500%	Maturity	832	-0-	832

						$(2,096)	$-0-	$(2,096)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $28,571,028 or 18.99% of net assets.

(b)	Non-income producing security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC	10/27/2021 - 02/15/2022	$759,951	$-0-	0.00%
LUKOIL PJSC	01/11/2016 - 02/15/2022	959,077	-0-	0.00%
Magnit PJSC	04/15/2020 - 06/30/2021	46,303	-0-	0.00%
Polyus PJSC (GDR)	09/06/2019 - 04/27/2022	4,388	-0-	0.00%
Sberbank of Russia PJSC	04/07/2020 - 08/18/2020	405,713	-0-	0.00%

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of December 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Comision Federal de Electricidad Series E 5.00%, 09/29/2036	09/15/2021	$196,393	$172,893	0.11%
PhosAgro PJSC (GDR)	06/30/2021	447	-0-	0.00%
PhosAgro PJSC (GDR REG S)	06/30/2021	89,310	-0-	0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2025.
(h)	Defaulted matured security.
(i)	Defaulted.
(j)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(m)	Affiliated investments.

(n)

As of December 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,892,247 and gross unrealized depreciation of investments was $(6,242,885), resulting in net unrealized appreciation of $27,649,362.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

CDX-EM – Emerging Market Credit Default Swap Index

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

PJSC – Public Joint Stock Company

REG – Registered Shares

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

December 31, 2025 (unaudited)

21.3%	China
11.5%	Taiwan
9.5%	South Korea
8.5%	India
5.1%	Brazil
3.9%	Mexico
3.5%	United Arab Emirates
3.3%	Poland
2.3%	Chile
2.0%	South Africa
1.6%	Turkey
1.3%	Greece
1.3%	Colombia
15.3%	Other
9.6%	Short–Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.2% or less in the following: Angola, Argentina, Bahrain, Costa Rica, Cote D’Ivoire, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Ghana, Guatemala, Hong Kong, Hungary, Indonesia, Israel, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Malaysia, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Romania, Russia, Saudi Arabia, Senegal, Spain, Sri Lanka, Suriname, Thailand, Trinidad and Tobago, Ukraine, United Kingdom, Uzbekistan, Venezuela and Zambia.

AB Emerging Markets Multi-Asset Portfolio

December 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$-0-	$27,023,708	$-0-	$27,023,708
Financials	4,591,008	19,610,165	0#	24,201,173
Communication Services	798,084	12,250,959	-0-	13,049,043
Consumer Discretionary	1,244,259	7,584,992	-0-	8,829,251
Industrials	3,916,375	3,506,054	0#	7,422,429
Materials	595,086	6,708,164	0#	7,303,250
Energy	-0-	6,403,352	0#	6,403,352
Real Estate	-0-	3,191,510	-0-	3,191,510
Health Care	-0-	1,842,537	-0-	1,842,537
Consumer Staples	639,457	-0-	0#	639,457
Utilities	92,784	227,642	-0-	320,426
Sovereign Bonds	-0-	21,348,388	-0-	21,348,388
Quasi-Sovereign Bonds	-0-	5,982,805	-0-	5,982,805
Corporate Bonds	-0-	5,176,544	-0-	5,176,544
Emerging Markets - Treasuries	-0-	1,449,797	-0-	1,449,797
Treasury Bonds	-0-	978,646	-0-	978,646
Preferred Stocks	-0-	-0-	776	776
Short-Term Investments:
Treasury Bills	-0-	11,265,871	-0-	11,265,871
Investment Companies	2,388,247	-0-	-0-	2,388,247
Time Deposits	514,871	-0-	-0-	514,871
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	222,500	-0-	-0-	222,500

Total Investments in Securities	15,002,671	134,551,134+	776	149,554,581
Other Financial Instruments*:
Assets
Futures	223,355	-0-	-0-	223,355
Forward Currency Exchange Contracts	-0-	176,100	-0-	176,100
Centrally Cleared Interest Rate Swaps	-0-	22,054	-0-	22,054
Liabilities
Futures	(57,984)	-0-	-0-	(57,984)
Forward Currency Exchange Contracts	-0-	(647,246)	-0-	(647,246)
Centrally Cleared Credit Default Swaps	-0-	(20,038)	-0-	(20,038)
Centrally Cleared Interest Rate Swaps	-0-	(24,150)	-0-	(24,150)

Total	$15,168,042	$134,057,854	$776	$149,226,672

#	The Fund held securities with zero market value at period end.
+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2025 is as follows:

Fund	Market Value 3/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$8,310	$60,589	$66,511	$2,388	$106
AB Government Money Market Portfolio*	-0-	4,982	4,759	223	1
Total				$2,611	$107

*	Investment of cash collateral for securities lending transactions.